Subsequent Events - Additional Information (Detail)		12 Months Ended
	Jan. 01, 2016	Dec. 31, 2015
SECOR [Member]
Subsequent Event [Line Items]
Management fee, monthly basis		0.1667%
Management fee, annual basis		2.00%
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | EMC [Member]
Subsequent Event [Line Items]
Management fee, monthly basis		0.1667%
Management fee, annual basis		2.00%
Subsequent Event [Member] | SECOR [Member]
Subsequent Event [Line Items]
Management fee, monthly basis	0.1458%
Management fee, annual basis	1.75%
Management fees, description	The management fee payable by Spectrum Technical to SECOR was reduced to 1/12th of 1.75% (a 1.75% annual rate) per month of Spectrum Technical's net assets allocated to SECOR on the first day of each month.
Subsequent Event [Member] | Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | EMC [Member]
Subsequent Event [Line Items]
Management fee, monthly basis	0.0833%
Management fee, annual basis	1.00%
Management fees, description	The management fee payable by Spectrum Select to EMC was reduced to 1/12th of 1% (a 1% annual rate) per month of Spectrum Select's net assets allocated to EMC on the first day of each month.